American Century Government Income Trust

PROSPECTUS SUPPLEMENT

CAPITAL PRESERVATION FUND * GOVERNMENT AGENCY MONEY MARKET FUND
GOVERNMENT BOND FUND * TREASURY FUND * INFLATION-ADJUSTED BOND FUND
SHORT-TERM GOVERNMENT FUND * GINNIE MAE FUND

Supplement dated July 1, 2003 * Prospectuses dated July 31, 2002
                         (Investor Class, Institutional Class, Advisor Class and C Class)

The following replaces the Average Annual Total Returns tables on pages 5, 7, 9 and 11 of the Investor/Institutional Class prospectus:

    INVESTOR CLASS

    For the calendar year ended December 31, 2001               1 year   5 years   10 years   Life of Fund(1)
    ---------------------------------------------------------------------------------------------------------
    Government Bond Fund
    Return Before Taxes                                          3.81%    7.94%     N/A        7.69%
    Return After Taxes on Distributions                          1.77%    5.34%     N/A        4.84%
    Return After Taxes on Distributions and Sale of Fund Shares  2.31%    5.18%     N/A        4.78%
    Salomon Long-Term Treasury Index                             4.23%    8.39%     N/A        8.56%(2)
      (reflects no deduction for fees, expenses or taxes)
    ---------------------------------------------------------------------------------------------------------
    Treasury Fund
    Return Before Taxes                                          6.75%    6.81%     6.33%      8.40%
    Return After Taxes on Distributions                          4.82%    4.49%     3.89%      N/A
    Return After Taxes on Distributions and Sale of Fund Shares  4.08%    4.31%     3.88%      N/A
    Salomon 3- to 10-Year Treasury Index                         7.58%    7.48%     6.91%      9.35%(3)
      (reflects no deduction for fees, expenses or taxes)
    ---------------------------------------------------------------------------------------------------------

    (1) The inception dates for the funds are: Government Bond, September 8,
        1992, and Treasury, May 16, 1980. Only funds with performance history for less than 10 years show after-tax returns for life of fund.

    (2) Since August 31, 1992, the date closest to the fund's inception for which data is available.

    (3) Since May 31, 1980, the date closest to the fund's inception for which data is available.

    INVESTOR CLASS

    For the calendar year ended December 31, 2001    1 year     Life of Fund(1)
    ---------------------------------------------------------------------------
    Inflation-Adjusted Bond Fund
    Return Before Taxes                              7.63%          5.22%
    Return After Taxes on Distributions              5.56%          2.97%
    Return After Taxes on Distributions
      and Sale of Fund Shares                        4.64%          3.03%
    Salomon Inflation-Linked Index                   7.92%          5.80%(2)
     (reflects no deduction for fees, expenses or taxes)
    ---------------------------------------------------------------------------

    (1) The inception date for the fund is February 10, 1997.

    (2) Since January 31, 1997, the date closest to the fund's inception for which data is available.

    INVESTOR CLASS

    For the calendar year ended December 31, 2001                  1 year    5 years   10 years   Life of Fund(1)
    -------------------------------------------------------------------------------------------------------------
    Short-Term Government Fund
    Return Before Taxes                                            7.10%     5.75%     5.11%      6.90%
    Return After Taxes on Distributions                            5.01%     3.52%     3.08%      N/A
    Return After Taxes on Distributions and Sale of Fund Shares    4.29%     3.48%     3.08%      N/A
    Salomon 1- to 3-Year Treasury/Agency Index                     8.45%     6.66%     6.11%      8.01%(2)
      (reflects no deduction for fees, expenses or taxes)
    -------------------------------------------------------------------------------------------------------------

    (1)  The inception date for the fund is December 15, 1982. Only funds with performance history for less than 10 years show after-tax returns for life of fund.

    (2)  Since December 31, 1982, the date closest to the fund's inception for which data is available.

    INVESTOR CLASS

    For the calendar year ended December 31, 2001           1 year   5 years   10 years    Life of Fund(1)
    -------------------------------------------------------------------------------------------------------
    Ginnie Mae Fund
    Return Before Taxes                                     7.43%    6.76%     6.67%       8.24%
    Return After Taxes on Distributions                     4.97%    4.14%     3.98%       N/A
    Return After Taxes on Distributions
      and Sale of Fund Shares                               4.49%    4.09%     4.00%       N/A
    Salomon 30-Year GNMA Index                              8.25%    7.48%     7.21%       9.12%(2)
     (reflects no deduction for fees, expenses or taxes)
    -------------------------------------------------------------------------------------------------------

    (1)  The inception date for the fund is September 23, 1985. Only funds with performance history for less than 10 years show after-tax returns for life of fund.

    (2)  Since September 30, 1985, the date closest to the fund's inception for which data is available.

The following replaces the Average Annual Total Returns tables on pages 5, 6, 7 and 8 of the Advisor/C Class prospectus:

    ADVISOR CLASS

    For the calendar year ended December 31, 2001  1 year   Life of Class(1)
    -------------------------------------------------------------------------
    Government Bond Fund
    Return Before Taxes                            3.55%     5.31%
    Return After Taxes on Distributions            1.61%     2.87%
    Return After Taxes on Distributions
       and Sale of Fund Shares                     2.15%     3.13%
    Salomon Long-Term Treasury Index               4.23%     6.77%(2)
      (reflects no deduction for fees, expenses or taxes)
    -------------------------------------------------------------------------
    Treasury Fund
    Return Before Taxes                            6.48%     6.44%
    Return After Taxes on Distributions            4.66%     4.24%
    Return After Taxes on Distributions
       and Sale of Fund Shares                     3.93%     4.07%
    Salomon 3- to 10-Year Treasury Index           7.58%     7.40%(3)
      (reflects no deduction for fees, expenses or taxes)
    -------------------------------------------------------------------------

    (1) The inception dates for the class are: Government Bond, January 12,
        1998; and Treasury, October 9, 1997.

    (2) Since December 31, 1997, the date closest to the class's inception for which data is available.

    (3) Since September 30, 1997, the date closest to the class's inception for which data is available.

    ADVISOR CLASS

    For the calendar year ended December 31, 2001  1 year   Life of Class(1)
    -------------------------------------------------------------------------
    Inflation-Adjusted Bond Fund
    Return Before Taxes                            7.36%     6.22%
    Return After Taxes on Distributions            5.40%     3.93%
    Return After Taxes on Distributions
       and Sale of Fund Shares                     4.48%     3.82%
    Salomon Inflation-Linked Index                 7.92%     7.25%(2)
      (reflects no deduction for fees, expenses or taxes)
    -------------------------------------------------------------------------

    (1) The inception date for the class is June 15, 1998.

    (2) Since June 30, 1998, the date closest to the class's inception for which data is available.

    ADVISOR CLASS

    For the calendar year ended December 31, 2001  1 year   Life of Class(1)
    --------------------------------------------------------------------------
    Short-Term Government Fund
    Return Before Taxes                            6.83%     5.42%
    Return After Taxes on Distributions            4.84%     3.31%
    Return After Taxes on Distributions
       and Sale of Fund Shares                     4.13%     3.27%
    Salomon 1- to 3-Year Treasury/Agency Index     8.45%     6.73%(2)
      (reflects no deduction for fees, expenses or taxes)
    --------------------------------------------------------------------------

    (1)  The inception date for the class is July 8, 1998

    (2)  Since June 30, 1998, the date nearest the class's inception for which data is available.

    ADVISOR CLASS

    For the calendar year ended December 31, 2001  1 year   Life of Class(1)
    --------------------------------------------------------------------------
    Ginnie Mae Fund
    Return Before Taxes                             7.16%      6.13%
    Return After Taxes on Distributions             4.81%      3.66%
    Return After Taxes on Distributions
       and Sale of Fund Shares                      4.33%      3.65%
    Salomon 30-Year GNMA Index                      8.25%      7.15%(2)
      (reflects no deduction for fees, expenses or taxes)
    --------------------------------------------------------------------------

    (1) The inception date for the class is October 9, 1997.

    (2) Since September 30, 1997, the date closest to the class's inception for which data is available.

The following replaces the Shareholder fees chart on page 9 of the Advisor/C
Class prospectus.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    ------------------------------------------------------------------------------------
    C Class
    Maximum Deferred Sales Charge (load) (as a percentage of net asset value)   1.00%(1)
    ------------------------------------------------------------------------------------

    (1) The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 1.00% during the first year after purchase and is eliminated thereafter.

The first C Class chart under the heading Example on page 10 of the Advisor/C
Class prospectus is deleted. The sentence immediately following it is also deleted.

Government Bond Fund

The following replaces the first paragraph on page 15 of the
Investor/Institutional Class prospectus and page 12 of the Advisor/C Class prospectus.

    WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Government Bond seeks high current income.

Short-Term Government Fund

The following replaces the first paragraph under the heading How does the fund pursue its investment objectives? on page 17 of the Investor/Institutional Class prospectus and page 14 of the Advisor/C Class prospectus:

    The fund buys short-term securities and will invest at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities, including mortgage-backed, asset-backed and other securities in keeping with its investment objective. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund also may buy short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S.
    government. In addition, Short-Term Government may invest up to 20% of its total assets in other investment-grade debt securities, including debt securities of U.S. companies, non-government mortgage-backed, asset-backed and other fixed-income securities.

The following replaces the second paragraph under the heading What are the principal risks of investing in the fund? on page 17 of the
Investor/Institutional Class prospectus and page 14 of the Advisor/C Class prospectus.

    Short-Term Government invests in mortgage- and asset-backed securities. When borrowers refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the mortgage-backed securities purchased by Short-Term Government, may be prepaid in this fashion. Likewise, borrowers may prepay the credit card or automobile trade receivables, home equity loans, corporate loans or bonds or other assets underlying the fund's asset-backed securities. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds.

The following paragraph replaces the Minimum Initial Investment Amounts chart on page 21 of the Advisor/C Class prospectus.

    To open an account, the minimum initial investments are $2,000 for a
    Coverdell Education Savings Account (CESA, formerly an Education IRA), and
    $2,500 for all other accounts. Purchase orders for C Class shares are limited to amounts less than $1,000,000.

The following replaces the first paragraph under Redemptions on page 22 of the
Advisor/C Class prospectus.

    If you sell your C Class shares within 12 months of their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you have held your shares.

The following replaces the third sentence under the heading Redemption of Shares in Low-Balance Accounts on page 23 of the Advisor/C prospectus.

    Please note that C Class shares redeemed in this manner may be subject to a sales charge if held less than 12 months.

The following sections are inserted immediately following the section Redemption of Shares in Low-Balance Accounts on page 23 of the Advisor/C Class prospectus.

    CALCULATION OF CDSC

    C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less.

    The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

    To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

    CDSC Waivers

    Any applicable contingent deferred sales charge may be waived in the following cases:

    * redemptions through systematic withdrawal plans not exceeding 12% annually of the lesser of the original purchase cost or current market value

    * distributions from IRAs due to attainment of age 59-1/2

    * required minimum distributions from retirement accounts upon reaching age
      70-1/2

    * tax-free returns of excess contributions to IRAs

    * redemptions due to death or post-purchase disability

    * exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

    * if no broker was compensated for the sale

    EXCHANGES BETWEEN FUNDS (C CLASS)

    You may exchange C Class shares of a fund for C Class shares of any other
    American Century fund. You may not exchange from the C Class to any other class. We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them.
    When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

The section titled Contingent Deferred Sales Charge on page 27 of the Advisor/C
Class prospectus is deleted.

At a Special Meeting held August 2, 2002, shareholders of the funds approved the following proposals.

    All funds

    Shareholders of all funds elected the funds' eight-member Board of Trustees for indefinite terms, effective immediately following the meeting. The elected Trustees are Albert Eisenstat, Ronald J. Gilson, Kathryn A. Hall,
    William M. Lyons, Myron S. Scholes, Kenneth E. Scott, James E. Stowers III
    and Jeanne D. Wohlers.

    Treasury Fund

    Shareholders of the Treasury Fund approved the transfer of substantially all of the fund's assets and liabilities to the American Century Government Bond
    Fund in exchange for shares of Government Bond Fund. Government Bond Fund's investment objective and strategies are substantially similar to the investment objectives and strategies of Treasury Fund, except that
    Government Bond Fund may invest in securities that are subject to state income tax. The total expense ratio of Government Bond Fund is expected to be the same as that of Treasury Fund. Government Bond Fund's investment objective is set forth above. As a result of the exchange, Treasury Fund has ceased to exist. All references to Treasury Fund in the Prospectus are of no consequence.

SH-SPL-35103   0307

American Century Government Income Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

CAPITAL PRESERVATION FUND * GOVERNMENT AGENCY MONEY MARKET FUND
GOVERNMENT BOND FUND * TREASURY FUND * INFLATION-ADJUSTED BOND FUND
SHORT-TERM GOVERNMENT FUND * GINNIE MAE FUND

Supplement dated July 1, 2003 * Statement of Additional Information dated July 31, 2002

The following is added before the sub-heading Adjustable-Rate Mortgage Loans
(ARMS) on page 10 of the Statement of Additional Information.

Commercial Mortgage-Backed Securities (CMBS)

CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. The credit quality of
CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Rating agencies that rate the individual classes of the deal determine the amount of subordination of a particular class. Commercial mortgages are generally structured with prepayment penalties, which greatly reduces prepayment risk to the investor. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate.

The following is added before the heading Inflation-Indexed Treasury Securities on page 11 of the Statement of Additional Information.

Asset-Backed Securities (ABS)

ABS are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. The value of an ABS is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an ABS held by a fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

The risks of investing in ABS are ultimately dependent upon the repayment of the underlying loans by the individual or corporate borrowers. Although the fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.

The following is added before the heading Investment Policies on page 15 of the
Statement of Additional Information.

Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in securities that are commonly referred to as derivative securities.
Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain derivative securities are described more accurately as structured investments. A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), asset-backed commercial paper
(ABCP), commercial and residential mortgage-backed securities (MBS), collateralized mortgage obligations (CMO), collateralized debt obligations (CDO), collateralized loan obligations (CLO), and securities backed by other types of collateral. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depository receipts backed by, or representing interests in those assets.

Some structured investments are individually negotiated agreements or are traded over-the-counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Investments in structured securities generally involve a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are also subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

The fund may buy structured investments based on unleveraged structures, provided the security has investment characteristics consistent with the particular fund's investment policies, and represents an interest in a pool of financial assets that are permitted investments of that fund.

Some derivative securities are in many respects like any other debt security, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is liked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with investments in derivative securities, including:

* the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

* the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

* the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

* the risk that the counterparty will fail to perform its obligations.

The Board of Trustees has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of
Trustees as necessary.

Restricted and Illiquid Securities

Each fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Trustees has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

The following replaces the second sentence under the heading Dealer Concessions on page 34:

Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary.

The following is added after the Non-Money Market Fund Yields chart on page 38.

The funds also may elect to advertise an annualized distribution rate, computed by multiplying the ordinary dividends earned by a fund over a 30-day period
(excluding capital gains) by 12, dividing that number by the fund's share price
(net asset value or maximum offering price) at the end of the period, and then multiplying that amount by 100:

(Dividends Earned Over Last 30 Days  X  12)
-------------------------------------------   X  100  =  Annualized Distribution Rate
         Current Share Price

The annualized distribution rate for a fund will differ from the fund's 30-day
SEC yield. The annualized distribution rate for C Class shares of a fund assumes no CDSC is paid.

The following replaces the Average Annual Total Returns - Investor Class and the
Average Annual Total Returns - Advisor Class tables for non-money market funds on pages 39 and 40 of the Statement of Additional Information:

AVERAGE ANNUAL TOTAL RETURNS -- INVESTOR CLASS
Fiscal year ended March 31, 2002

Fund                                    1 year   5 years   10 years   Life of Class (1)   Inception Date
--------------------------------------------------------------------------------------------------------
Government Bond                                                                            09/08/1992
Return Before Taxes                     0.96%     8.28%     N/A        7.29%
Return After Taxes on Distributions    -1.02%     5.70%     N/A        4.47%
Return After Taxes on Distributions
  and Sale of Fund Shares               0.59%     5.50%     N/A        4.49%
--------------------------------------------------------------------------------------------------------
Treasury                                                                                   05/16/1980
Return Before Taxes                     3.01%     6.87%     6.42%      8.26%
Return After Taxes on Distributions     1.24%     4.58%     3.99%      N/A
Return After Taxes on Distributions
  and Sale of Fund Shares               1.83%     4.39%     3.97%      N/A
--------------------------------------------------------------------------------------------------------

(1) Only funds with performance for less than 10 years show after-tax returns for Life of Class.

AVERAGE ANNUAL TOTAL RETURNS -- INVESTOR CLASS
Fiscal year ended March 31, 2002

Fund                                      1 year    5 years   10 years    Life of Class(1)  Inception Date
----------------------------------------------------------------------------------------------------------
Inflation-Adjusted Bond                                                                     02/10/1997
Return Before Taxes                       4.16%     5.77%     N/A         5.20%
Return After Taxes on Distributions       2.60%     3.59%     N/A         3.04%
Return After Taxes on Distributions
   and Sale of Fund Shares                2.52%     3.51%     N/A         3.06%
----------------------------------------------------------------------------------------------------------
Short-Term Government                                                                       12/15/1982
Return Before Taxes                       4.68%     5.68%     5.22%       6.82%
Return After Taxes on Distributions       2.79%     3.48%     3.18%       N/A
Return After Taxes on Distributions
   and Sale of Fund Shares                2.84%     3.44%     3.17%       N/A
----------------------------------------------------------------------------------------------------------
Ginnie Mae                                                                                  09/23/1985
Return Before Taxes                       5.43%     6.94%     6.85%       8.18%
Return After Taxes on Distributions       3.09%     4.35%     4.16%       N/A
Return After Taxes on Distributions
  and Sale of Fund Shares                 3.29%     4.26%     4.15%       N/A
----------------------------------------------------------------------------------------------------------

(1) Only funds with performance for less than 10 years show after-tax returns for Life of Class.

AVERAGE ANNUAL TOTAL RETURNS -- ADVISOR CLASS
Fiscal year ended March 31, 2002

Fund                                     1 year        Life of Fund    Inception Date
-------------------------------------------------------------------------------------
Government Bond                                                        01/12/1998
Return Before Taxes                      0.71%         4.56%
Return After Taxes on Distributions     -1.17%         2.16%
Return After Taxes on Distributions
  and Sale of Fund Shares                0.44%         2.55%
-------------------------------------------------------------------------------------
Treasury                                                               10/09/1997
Return Before Taxes                      2.75%         5.88%
Return After Taxes on Distributions      1.08%         3.72%
Return After Taxes on Distributions
  and Sale of Fund Shares                1.67%         3.65%
-------------------------------------------------------------------------------------
Inflation-Adjusted Bond                                                06/15/1998
Return Before Taxes                      3.88%         6.11%
Return After Taxes on Distributions      2.43%         3.95%
Return After Taxes on Distributions
  and Sale of Fund Shares                2.36%         3.80%
-------------------------------------------------------------------------------------
Short-Term Government                                                  07/08/1998
Return Before Taxes                      4.42%         5.08%
Return After Taxes on Distributions      2.64%         3.01%
Return After Taxes on Distributions
  and Sale of Fund Shares                2.68%         3.03%
-------------------------------------------------------------------------------------
Ginnie Mae                                                             10/09/1997
Return Before Taxes                      5.17%         6.01%
Return After Taxes on Distributions      2.94%         3.56%
Return After Taxes on Distributions
  and Sale of Fund Shares                3.13%         3.57%
-------------------------------------------------------------------------------------

SH-SPL-35104    0307